PIMCO Variable Insurance Trust

Supplement Dated September 15, 2011 to the Administrative Class Prospectus,

Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated

April 29, 2011, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Portfolio

(the “Portfolio”)

Effective October 1, 2011, the Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Therefore, effective October 1, 2011, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Mr. Toloui is an Executive Vice President of PIMCO. Mr. Balls is a Managing Director of PIMCO. Dr. El-Erian and Mr. Toloui have managed the Portfolio since May 2011, and Mr. Balls has managed the Portfolio since October 2011.

In addition, effective October 1, 2011, the following disclosure is added to the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage Strategy Bond	Andrew Balls	10/11	Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Additionally, effective immediately, the footnote to the above table pertaining to the portfolio managers of the Portfolio is deleted in its entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_091511

PIMCO Variable Insurance Trust

Supplement Dated September 15, 2011 to the

PIMCO Global Advantage Strategy Bond Portfolio Administrative Class Prospectus,

PIMCO Global Advantage Strategy Bond Portfolio Institutional Class Prospectus,

PIMCO Global Advantage Strategy Bond Portfolio Advisor Class Prospectus, each dated

April 29, 2011, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Portfolio

(the “Portfolio”)

Effective October 1, 2011, the Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Therefore, effective October 1, 2011, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Mr. Toloui is an Executive Vice President of PIMCO. Mr. Balls is a Managing Director of PIMCO. Dr. El-Erian and Mr. Toloui have managed the Portfolio since May 2011, and Mr. Balls has managed the Portfolio since October 2011.

In addition, effective October 1, 2011, the following disclosure is added to the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage Strategy Bond	Andrew Balls	10/11	Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Additionally, effective October 1, 2011, the footnote to the above table pertaining to the portfolio managers of the Portfolio is deleted in its entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_091511

PIMCO Variable Insurance Trust

Supplement dated September 15, 2011 to the

Statement of Additional Information dated April 29, 2011,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Portfolio

(the “Portfolio”)

Effective October 1, 2011, the Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Therefore, effective October 1, 2011, the following disclosure is added to the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Balls[14]

Registered Investment Companies	0	N/A	0	N/A
Pooled Investment Vehicles	19	$11,377.00	1	$215.60
Other Accounts	35	$12,490.23	7	$2,446.78

14       Mr. Balls co-manages the PIMCO Global Advantage Strategy Bond Portfolio, which had $132.3 million of total assets under management as of July 31, 2011.

In addition, effective October 1, 2011, the following sentences are inserted before the last sentence of the paragraph immediately preceding the above table:

Effective October 1, 2011, Andrew Balls is a portfolio manager of the PIMCO Global Advantage Strategy Bond Portfolio. Information pertaining to other accounts managed by Mr. Balls is as of July 31, 2011.

Additionally, effective October 1, 2011, the following disclosure is added to the table in the “Portfolio Managers—Securities Ownership” section of the SAI:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Balls*****	PIMCO Global Advantage Strategy Bond	None

*****   As of October 1, 2011, Mr. Balls co-manages the PIMCO Global Advantage Strategy Bond Portfolio. As of July 31, 2011, to the best of the Trust’s knowledge, Mr. Balls did not own any shares of the PIMCO Global Advantage Strategy Bond Portfolio.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_091511